Derivative Warrant Liabilities (Tables)	6 Months Ended
Apr. 30, 2026
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
April 30, 2026
Share Price	$7.12
Exercise Price	$6.00
Expected life	1.93 – 2.71 years
Risk-free interest rate	3.57 – 3.90%
Dividend yield	0.00%
Expected volatility	124.89 – 146.96%

Schedule of Changes in the Derivative Warrant Liability	The following table presents the changes in the derivative warrant liability during the period:
Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,128,586)
Balance as of October 31, 2025	$2,369,195
Exercise of warrants	(319,951)
Change in fair value of warrants	86,509
Balance as of April 30, 2026	$2,135,753